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FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

	January 1, 2019	to	December 31, 2019

Date of Report (Date of earliest event reported)	March 6, 2020

Commission File Number of securitizer:	025-03580

Central Index Key Number of securitizer:	0001181226

Brian J. Sabatke, Chief Financial Officer (715) 849-4959
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed on January 7, 2020 (the “Original Filing”) and is being filed to supplement the Original Filing with the reporting information above with respect to the asset-backed securities sponsored by Aqua Finance, Inc. and outstanding during the reporting period, which were privately issued by Aqua Finance Trust 2017-A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Aqua Finance, Inc.[1]	(Securitizer)

Date	March 6, 2020

/s/ Brian J. Sabatke	(Signature)
Name: Brian J. Sabatke Title: Chief Financial Officer

[1] Aqua Finance, Inc., as securitizer, is filing this Form ABS-15G/A in respect of the asset-backed securities sponsored by it and outstanding during the reporting period, which were privately issued by Aqua Finance Trust 2019-A and Aqua Finance Trust 2017-A.